Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 46,578,345		¥ 44,838,191
Finite-Lived License Agreements, Accumulated Amortization	(39,058,192)		(37,060,309)
Finite-Lived License Agreements, Impairment Amount	(201,382)		(228,853)
Finite-Lived License Agreements, Net	7,318,771	$ 1,002,667	7,549,029
Finite-Lived License Agreements, Gross, Current	7,600,279		7,773,805
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,202,541)		(7,177,844)
Finite-Lived License Agreements, Impairment Amount, Current	(9,020)		(13,440)
Net carrying value, current portion	388,718	53,254	582,521
Gross carrying value, non-current portion	38,978,066		37,064,386
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(31,855,651)		(29,882,465)
Finite-Lived License Agreements, Impairment Amount, Non-current	(192,362)		(215,413)
Net carrying value, non-current portion	6,930,053	949,413	6,966,508
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	8,338,409		7,667,525
Finite-Lived License Agreements, Accumulated Amortization	(8,338,409)		(7,667,525)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	0	0	0
Finite-Lived License Agreements, Gross, Current	8,338,409		7,667,525
Finite-Lived License Agreements, Accumulated Amortization, Current	(8,338,409)		(7,667,525)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	0	0	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	54,916,754		52,505,716
Finite-Lived License Agreements, Accumulated Amortization	(47,396,601)		(44,727,834)
Finite-Lived License Agreements, Impairment Amount	(201,382)		(228,853)
Finite-Lived License Agreements, Net	7,318,771	1,002,667	7,549,029
Finite-Lived License Agreements, Gross, Current	15,938,688		15,441,330
Finite-Lived License Agreements, Accumulated Amortization, Current	(15,540,950)		(14,845,369)
Finite-Lived License Agreements, Impairment Amount, Current	(9,020)		(13,440)
Net carrying value, current portion	388,718	53,254	582,521
Gross carrying value, non-current portion	38,978,066		37,064,386
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(31,855,651)		(29,882,465)
Finite-Lived License Agreements, Impairment Amount, Non-current	(192,362)		(215,413)
Net carrying value, non-current portion	¥ 6,930,053	$ 949,413	¥ 6,966,508